Significant Accounting Policies - Schedule of Potential Common Stock Equivalents (Details)	Jul. 31, 2012	Jul. 31, 2011
Potential common stock equivalent shares	117,759,023	117,008,265
Junior Notes [Member]
Potential common stock equivalent shares	12,988,903	12,505,340
Preferred B Shares [Member]
Potential common stock equivalent shares	8,799,995
Preferred A Shares [Member]
Potential common stock equivalent shares
Preferred A Warrants [Member]
Potential common stock equivalent shares	19,250,000	19,250,000
Preferred B Warrants [Member]
Potential common stock equivalent shares	15,399,125	15,399,125
Senior I Notes [Member]
Potential common stock equivalent shares	12,646,000	11,750,000
Senior I Warrants [Member]
Potential common stock equivalent shares	12,500,000	12,500,000
Senior II Notes [Member]
Potential common stock equivalent shares	23,000,000	23,000,000
Senior II Warrants [Member]
Potential common stock equivalent shares	9,200,000	9,200,000
Consulting Warrants [Member]
Potential common stock equivalent shares	2,720,000	2,720,000
Stock Options [Member]
Potential common stock equivalent shares	775,000	1,404,300
Compensation Warrants [Member]
Potential common stock equivalent shares	480,000	480,000
Preferred B Shares [Member]
Potential common stock equivalent shares		8,799,500